Share Capital (Details) - Schedule of Changes in Company's Outstanding Stock Options pure in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Schedule of Changes in Companys Outstanding Stock Options [Abstract]
Number balance at beginning	12,579	10,659
Weighted average exercise price, balance at beginning	$ 2.81	$ 3.45
Number, Granted	3,750	3,700
Weighted average exercise, Granted	$ 1.2	$ 1.7
Number, Exercised		(90)
Weighted average exercise, Exercised		$ 2.39
Number, Expired	(3,962)	(1,690)
Weighted average exercise, Expired	$ 2.56	$ 4.43
Number balance at ending	12,367	12,579
Weighted average exercise price, balance at ending	$ 2.4	$ 2.81